Borrowings	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Borrowings

NOTE 11: BORROWINGS

Borrowings as of December 31, 2022 and 2021 consisted of the following:

Navios Holdings borrowings	December 31, 2022	December 31, 2021
2022 Senior Secured Notes	—	155,000
2024 Notes	8,626	8,626
NSM Loan (incl. accrued interest $306 and $526, respectively)	—	48,879
$115.0 million NSM Loan (incl. accrued interest $571)	—	64,630
Convertible Debenture	118,833	—
Total Navios Holdings borrowings	$127,459	$277,135

Navios Logistics borrowings	December 31, 2022	December 31, 2021
2025 Logistics Senior Notes	500,000	500,000
Navios Logistics Notes Payable	7,677	12,463
2022 Navios Logistics BBVA Facility	22,530	—
2022 Navios Logistics Alpha Bank Loan	6,300	—
Navios Logistics BBVA Facility	—	12,000
Navios Logistics Alpha Bank Loan	—	7,700
Navios Logistics Santander Facility	4,125	—
Seller’s Credit Agreement for the construction of six liquid barges	8,753	11,213
Seller’s Credit Agreement for the Navios Logistics’ 2020 Fleet	10,000	15,000
Total Navios Logistics borrowings	$559,385	$558,376

Total	December 31, 2022	December 31, 2021
Total borrowings	$686,844	$835,511
Less: current portion, net	(23,544)	(130,693)
Less: deferred finance costs and discount, net	(12,090)	(18,061)
Total long-term borrowings	$651,210	$686,757

Navios Holdings Debt

2022 Senior Secured Notes

On November 21, 2017, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “Co-Issuers”) issued $305,000 of 11.25% Senior Notes due 2022 (the “2022 Senior Secured Notes”), at a price of 97%.

On March 18, 2022, June 6, 2022 and June 30, 2022 the Company issued a notice of redemption with respect to an aggregate principal amount of $25,000, $15,000 and $10,000 respectively of its 2022 Senior Secured Notes at a redemption price equal to 100.00% of the aggregate principal amount thereof, plus accrued and unpaid interest to, but excluding, the redemption date of March 30, 2022, June 16, 2022 and July 10, 2022, respectively.

In August 2022, the Company fully redeemed the outstanding balance of $80,000 on the 2022 Senior Secured Notes using cash received from the Transaction and the amount of $142 relating to deferred financing costs was written off. For further information see Note 3 “Discontinued operations” in the consolidated financial statements.

During the year ended December 31, 2021, the Company redeemed an aggregate principal amount of $150,000 of its 2022 Senior Secured Notes at a redemption price equal to 100.00% of the aggregate principal amount thereof, plus accrued and unpaid interest to, but excluding, the respective redemption dates. For the year ended December 31, 2021, the Company wrote off $1,777 of deferred financing costs associated with the redemptions and is included in the consolidated statement of comprehensive income under the caption “Net income/(loss) from discontinued operations”.

No redemptions incurred during the year ended December 31, 2020.

2024 Notes

On March 21, 2019, Navios Holdings issued $4,747 of 9.75% Senior Notes due 2024 (the “2024 Notes”) as an exchange for a total of 10,930 Series H ADSs (as defined herein) which were validly tendered as of that date.

On April 21, 2019, Navios Holdings issued $3,879 of the 2024 Notes as an exchange for a total of 8,841 Series G ADSs (as defined herein) which were validly tendered as of that date.

The 2024 Notes are Navios Holdings’ senior unsecured general obligations and rank senior in right of payment to any of Navios Holding’s existing and future debt that expressly provides that it is subordinated to the 2024 Notes, pari passu in right of payment with all of Navios Holding’s existing and future senior obligations, structurally subordinated in right of payment to the obligations of Navios Holding’s subsidiaries, and effectively subordinated in right of payment to any existing and future obligations of Navios Holdings that are secured by property or assets that do not secure the 2024 Notes, including the 2022 Senior Secured Notes and the 2022 Notes, to the extent of the value of any such property and assets securing such other obligations. The 2024 Notes are not guaranteed by any of Navios Holdings’ subsidiaries.

The indenture governing the 2024 Notes does not contain restrictive covenants but does include customary events of default.

Navios Holdings has the option to redeem the 2024 Notes, in whole or in part, at any time, at a redemption price equal to 100% of the principal amount of the 2024 Notes to be redeemed, plus accrued interest.

Secured Credit Facilities

NSM Loan I

In December 2021, Navios Holdings entered into an amended and restated loan agreement to the existing NSM Loan (as defined herein) dated August 29, 2019 (the “NSM Loan I”). Pursuant to NSM Loan I, a wholly owned subsidiary of NSM made available to the Company a secured term loan of up to $127,632, in two tranches. The first tranche of $48,573 represented borrowings already made available to the Company under the NSM Loan and the second tranche of $79,059 represented new borrowings made available, in exchange for the release by NSM of certain existing collateral.

In the third quarter of 2022, the outstanding balance under NSM Loan I was fully repaid using cash received from the Transaction. Such repayment was mandatory as per the terms of the loan agreement. The amount of $14,853 of accrued payment in kind (“PIK”) interest at 18% is included under the caption “Convertible debenture payable to affiliate companies”. For further information see Note 16 “Transactions with Related Party” in the consolidated financial statements.

NSM Loan II

In December 2021, Navios Holdings entered an amended and restated loan agreement to the existing $115.0 million NSM Loan (as defined herein) dated June 29, 2021 (the “NSM Loan II” and, together with NSM Loan I, the “NSM Loans”). Pursuant to NSM Loan II, a wholly-owned subsidiary of NSM made up to $135,000 available to the Company under a secured term loan in two tranches. The first tranche of $64,059 represented outstanding borrowings already made available under the $115.0 million NSM Loan and the second tranche of $70,941 represented new borrowings made available, in exchange for the release by NSM of certain existing collateral.

 In the third quarter of 2022, the outstanding balance under NSM Loan II was fully repaid using cash received from the Transaction. Such repayment was mandatory as per the terms of the loan agreement. The amount of $15,759 of accrued PIK interest at 18% is included under the caption “Convertible debenture payable to affiliate companies”. For further information see Note 16 “Transactions with Related Party” in the consolidated financial statements.

Upon completion of the refinancing in January 2022, NSM received an upfront fee of $24,000 in respect of the NSM Loan I and the NSM Loan II in the form of a Convertible Debenture that is included in the consolidated statement of comprehensive income under the caption “Non-operating other finance cost”. The agreements also provided for prepayment premiums ranging from 5%-10% during the first 36 months of the term which was payable in the form of an increase to the outstanding principal amount of Convertible Debenture, as described below.

Convertible Debenture

In December 2021, Navios Holdings entered into a convertible debenture with NSM, covering certain payments under the NSM Loans including an upfront fee of $24,000, accrued interest, and prepayment fees. NSM has the option to convert any portion of the outstanding balance under the Convertible Debenture into shares of common stock of Navios Holdings pursuant to an agreed-upon mechanism. The Convertible Debenture has a term of five years , maturing in 2027, and bears interest at the rate of 4% PIK, payable at maturity, if not earlier converted into shares of our common stock. As of December 31, 2022, the total outstanding balance of the Convertible Debenture amounted to $118,833, which consists of (i) the upfront fee of $24,000, (ii) $14,853 being the accrued PIK interest at 18% on the NSM Loan I, (iii) $15,759 being the accrued PIK interest at 18% on the NSM Loan II, (iv) $2,491 being the 4% PIK interest on the Convertible Debenture and (v) $61,730 being the applicable prepayment fee (as defined in the NSM Loans) incurred in connection with the repayments of the NSM Loan I and NSM Loan II described above, which prepayment fee was paid via increasing the outstanding principal amount of the Convertible Debenture and is included under the caption “Net income/(loss) from discontinued operations”. The Convertible Debenture that was recognised as a single liability instrument is presented under the caption “Convertible debenture payable to affiliate companies”. For information on the Convertible Debenture, see Note 16 “Transactions with Related Parties” and Note 17 “Preferred and Common Stock” in the consolidated financial statements.

Navios Logistics Debt

2022 Logistics Senior Notes

On April 22, 2014, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics (the “Logistics Co-Issuers”) issued $375,000 in aggregate principal amount of its Senior Notes due on May 1, 2022 (the “2022 Logistics Senior Notes”), at a fixed rate of 7.25%. The 2022 Logistics Senior Notes were unregistered were fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics’ direct and indirect subsidiaries except for three subsidiaries, which were deemed to be immaterial, and Logistics Finance, which was the co-issuer of the 2022 Logistics Senior Notes. The 2022 Logistics Senior Notes were redeemed in full on July 16, 2020 at 100% of their face amount, plus accrued and unpaid interest to the redemption date with the proceeds of the 2025 Logistics Senior Notes (as defined herein). Following this transaction, Navios Logistics recognized a loss of $2,661 relating to the accelerated amortization of the unamortized deferred financing costs and is included in the consolidated statements of comprehensive income/(loss) under the caption “Loss on bond and debt extinguishment, net”.

Navios Logistics Term Loan B Facility

On November 3, 2017, Navios Logistics and Logistics Finance, as co-borrowers, completed the issuance of a $100,000 Term Loan B Facility (the “Navios Logistics Term Loan B Facility”). The Navios Logistics Term Loan B Facility bore an interest rate of LIBOR plus 475 basis points and has a four-year term with 1.0% amortization per annum. The Navios Logistics Term Loan B Facility was repaid in full on July 8, 2020 at par plus accrued and unpaid interest to the repayment date with the proceeds of the 2025 Logistics Senior Notes. Following this transaction, Navios Logistics recognized a loss of $1,496 relating to the accelerated amortization of the unamortized deferred financing costs and is included in the consolidated statements of comprehensive income/(loss) under the caption “Loss on bond and debt extinguishment, net”.

2025 Logistics Senior Notes

On July 8, 2020, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics (the “Logistics Co-Issuers”) issued $500,000 in aggregate principal amount of senior secured notes due on July 1, 2025, at a fixed rate per annum of 10.75% (the “2025 Logistics Senior Notes”).

The 2025 Co-Issuers have the option to redeem the 2025 Notes in whole or in part, at any time on or after August 1, 2022, at a fixed price of 108.063% of the principal amount, which declines to 102.688% on August 1, 2023 and to par on August 1, 2024. The Logistics Co-Issuers may also redeem all, but not less than all, of the 2025 Logistics Senior Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes. Furthermore, upon the occurrence of certain change of control events, the Logistics Co-Issuers may be required to offer to purchase 2025 Logistics Senior Notes from holders at a price equal to 101% of the principal amount plus accrued and unpaid interest, if any.

The 2025 Logistics Senior Notes are senior secured obligations of the Logistics Co-Issuers and rank equal in right of payment to all of their existing and future senior indebtedness and senior in right of payment to all of their future subordinated indebtedness. The 2025 Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of the Navios Logistics’ direct and indirect subsidiaries, other than the Logistics Co-Issuer. The 2025 Logistics Senior Notes are secured by (i) first priority ship mortgages on four tanker vessels servicing the Navios Logistics’ Cabotage Business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance, together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”). The 2025 Logistics Senior Notes are effectively senior to all existing and future obligations of the subsidiary guarantors that own Collateral, to the extent of the value of the Collateral but effectively junior to any existing and future secured obligations of the Logistics Co-Issuers and the subsidiary guarantors that are secured by assets other than the Collateral, to the extent of the value of any assets securing such other obligations. The indenture governing the 2025 Logistics Senior Notes contains restrictive covenants that limit, among other things, the ability of the Logistics Co-Issuers and their restricted subsidiaries to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, make other restricted payments, make investments, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of their assets and enter into certain transactions with affiliate companies, in each case, subject to exclusions, and other customary covenants. The indenture governing the 2025 Logistics Senior Notes also contains customary events of default.

The Logistics Co-Issuers were in compliance with the covenants as of December 31, 2022.

As of December 31, 2022 and 2021, deferred financing costs associated with the 2025 Logistics Senior Notes amounted to $12,018 and $15,927, respectively.

Navios Logistics Notes Payable

In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, Corporacion Navios S.A. (“CNSA”) entered into an unsecured export financing line of credit for a total amount of $41,964, including all related fixed financing costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). CNSA incurs the obligation for the respective amount drawn by signing promissory notes (“Navios Logistics Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Navios Logistics Notes Payable, CNSA pays interest equal to six-month LIBOR and will convert to the Commercial Interest Reference Rates (“CIRR”) or Secured Overnight Financing Rate (“SOFR”), to be agreed with the bank within 2023. The unsecured export financing line is fully and unconditionally guaranteed by Ponte Rio S.A. As of December 31, 2022, Navios Logistics had drawn the total available amount and the outstanding balance of Navios Logistics Notes Payable was $7,677.

2022 Navios Logistics Alpha Bank Loan

On February 28, 2022, Navios Logistics entered into a $7,000 loan facility with Alpha Bank (the “2022 Navios Logistics Alpha Bank Loan”) in order to repay existing debt under the Navios Logistics Alpha Bank Loan. The 2022 Navios Logistics Alpha Bank Loan bears interest at a rate of SOFR plus 315 basis points. The 2022 Navios Logistics Alpha Bank Loan is repayable in twelve quarterly installments, beginning on August 18, 2022, with a final balloon payment of $2,800 on the last repayment date. On May 18, 2022, the amount available under this facility was fully drawn. As of December 31, 2022, the outstanding amount of the 2022 Term Bank Loan was $6,300. As of December 31, 2022 and December 31, 2021, unamortized deferred finance costs associated with the 2022 Navios Logistics Alpha Bank Loan amounted to $72 and $99, respectively.

Navios Logistics was in compliance with the covenants set forth in the 2022 Navios Logistics Alpha Bank Loan as of December 31, 2022.

2022 Navios Logistics BBVA Facility

On March 23, 2022, Navios Logistics entered into a $25,000 loan facility with Banco Bilbao Vizcaya Argentaria (the “2022 Navios Logistics BBVA Facility”) which was drawn down in two tranches. The first tranche of $17,000 was drawn down on March 22, 2022 and the second tranche of $8,000 was drawn down on September 22, 2022. The 2022 Navios Logistics BBVA Facility was used to repay existing debt with BBVA and for general corporate purposes. The 2022 Navios Logistics BBVA Facility bears interest at a rate of 4.25% per annum, is repayable in quarterly installments with final maturity on July 1, 2025 and is secured by assignments of certain receivables. As of December 31, 2022, the outstanding balance was $22,530.

Navios Logistics was in compliance with the covenants set forth in the 2022 Navios Logistics BBVA Facility as of December 31, 2022.

Navios Logistics Santander Facility

On March 25, 2022, Navios Logistics entered into a $5,000 loan facility with Banco Santander S.A. (the “Navios Logistics Santander Facility”) for general corporate purposes. The Navios Logistics Santander Facility bears interest at a rate of 4.20% per annum, is repayable in twelve equal quarterly installments with final maturity on March 7, 2026 and is secured by assignments of certain receivables. As of December 31, 2022, Navios Logistics had drawn the total available amount and the outstanding balance was $4,125.

Navios Logistics was in compliance with the covenants set forth in the 2022 Navios Logistics Santander Facility as of December 31, 2022.

Seller’s Credit Agreement for the construction of six liquid barges

In December 2020, Navios Logistics entered into a $13,475 seller’s credit agreement for the construction of six liquid barges to be made available by way of credit in six equal tranches. Each drawdown is repayable in 20 quarterly installments starting from the delivery of each barge. The seller’s credit for the construction of the six liquid barges bears interest at a fixed rate of 8.5%. As of December 31, 2022, Navios Logistics had drawn the total available amount and the outstanding balance was $8,753.

Seller’s Credit Agreement for the Navios Logistics’ 2020 Fleet

In the fourth quarter of 2020, Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of three pushboats and 18 tank barges (the “Navios Logistics’ 2020 Fleet”). The acquisition was completed on March 22, 2021, and the Company entered into a $15,000 seller’s credit agreement for the acquisition of the Navios Logistics’ 2020 Fleet. The seller’s credit agreement bears interest at a fixed rate of 5.0% per annum and is payable in three equal annual installments of $5,000. As of December 31, 2022, the outstanding balance was $10,000.

Navios Logistics Other long-term loans

In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. The loan facility bore interest at a fixed rate of 600 basis points. The loan was repayable in monthly installments of $6. In September 2021, this loan was repaid in full.

During the year ended December 31, 2022, the Company paid $78,584 related to its secured credit facilities and sale and leaseback agreements, $332,013 related to amounts assumed by Navios Partners due to the Transaction as discussed above and $375,264 related to NSM Loans. During the year ended December 31, 2022, the proceeds from the NSM Loans were $262,632, the proceeds from long term debt were $243,725 and the proceeds from the three sale and leaseback agreements were $53,000. The above payments and proceeds include debt from continuing and discontinued operations.

During the year ended December 31, 2021, the Company in relation to its secured credit facilities paid $189,503 related to scheduled repayment installments and $36,199 related to the prepayment of four of Navios Holdings’ credit facilities. During the year ended December 31, 2021, the proceeds from the $115.0 NSM Loan was $115,000 and from the three Sale and Leaseback Agreements for Navios Holdings were $58,000. The above payments and proceeds include debt from continuing and discontinued operations.

During the year ended December 31, 2020, the Company in relation to its secured credit facilities paid $28,582 related to scheduled repayment installments, $38,556 related to the prepayment of two of Navios Holdings’ credit facilities and $97,500 related to the prepayment of Navios Logistics’ Term Loan B Facility. During the year ended December 31, 2020, the proceeds from the Sale and Leaseback Agreements for Navios Holdings were $66,862, net of deferred financing costs, the proceeds from the New BBVA Facility were $13,625 and the proceeds from Seller’s Credit Agreement for the construction of six liquid barges were $11,229.

The annual weighted average interest rates of the Company’s total borrowings were 9.84%, 8.78% and 7.89% for the years ended December 31, 2022, 2021 and 2020, respectively, including discontinued operations.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2022, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Year
2023	$23,574
2024	29,975
2025	514,124
2026	338
2027 and thereafter	118,833
Total	$686,844